Schedule of Investments (unaudited) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Building Products — 0.0%
Lowe’s Cos., Inc., 2.80%, 09/15/41	$966	$939,689

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	1,000	1,003,438

Education — 0.1%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	1,910	2,394,564

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,925,386

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,760	5,971,160

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	3,895	3,667,310

Total Corporate Bonds — 1.0% (Cost: $16,409,446)		16,901,547

Municipal Bonds

Guam(a) — 0.2%

State — 0.2%
Territory of Guam, Refunding RB
Series F, 4.00%, 01/01/36	1,225	1,410,857
Series F, 4.00%, 01/01/42	1,565	1,751,752

Total Municipal Bonds in Guam		3,162,609

Illinois — 0.8%

County/City/Special District/School District — 0.8%
Chicago Board of Education, GO, 6.32%, 11/01/29	1,645	1,949,786
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	3,425	3,918,816
6.14%, 12/01/39	6,150	7,367,331

Total Municipal Bonds in Illinois		13,235,933

New York — 80.3%

Corporate — 3.2%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	7,031,667
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	13,163,444
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(b)	20,000	20,731,200
Niagara Area Development Corp., Refunding RB(c)
Series B, 3.50%, 11/01/24	1,000	1,040,960
Series A, AMT, 4.75%, 11/01/42	7,990	8,378,234

		50,345,505

County/City/Special District/School District — 17.7%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39	6,600	8,468,262
Series B, 5.00%, 11/01/40	8,500	10,887,990
City of New York GO, Series A-1, 5.00%, 08/01/47	5,000	6,286,900
City of New York, GO
Series B-1, 5.00%, 12/01/37	2,500	3,009,700
Series B-1, 5.00%, 10/01/39	5,845	7,055,909
Series D, 5.38%, 06/01/32	15	15,058
Series D, 5.00%, 12/01/42	2,490	3,061,779
Series E-1, 5.00%, 03/01/41	2,695	3,274,775

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, GO (continued)
Series E-1, 5.00%, 03/01/44	$2,140	$2,588,715
Series F-1, 5.00%, 03/01/39	2,000	2,559,060
Sub-Series A-1, 5.00%, 08/01/33	700	759,045
Sub-Series D-1, 5.00%, 08/01/31	935	1,014,727
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,655,290
Sub-Series F-2, 1.94%, 03/01/29	9,410	9,462,320
Sub-Series G-1, 5.00%, 04/01/22	1,000	1,023,820
City of New York, Refunding GO
Series C, 5.00%, 08/01/34	500	572,125
Series C-3, 2.46%, 08/01/33	2,145	2,174,043
Series D, 1.72%, 08/01/29	1,965	1,944,760
Series D, 1.92%, 08/01/31	2,500	2,453,025
Series E, 5.00%, 02/01/23(d)	1,250	1,329,638
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	501,305
City of Yonkers, GO
Series A, (AGM), 5.00%, 02/15/34	300	388,881
Series A, (AGM), 4.00%, 02/15/35	350	417,683
Series A, (AGM), 4.00%, 02/15/36	350	415,881
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,399,625
Series B, (AGM), 5.00%, 07/01/45	4,960	6,027,491
Series C, 5.00%, 10/01/29	500	616,225
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,355,244
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,573,505
(SAW), 5.00%, 05/01/34	2,375	2,931,961
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	3,750	3,695,250
Nassau County, Refunding GO, Series A, (AGM), 4.00%, 04/01/38	2,635	3,130,643
New York City Industrial Development Agency, RB(e)
(AGC), 0.00%, 03/01/41	4,155	2,542,985
(AGC), 0.00%, 03/01/42	5,500	3,257,430
(AGC), 0.00%, 03/01/43	2,000	1,142,340
(AGC), 0.00%, 03/01/45	2,450	1,300,436
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 4.00%, 01/01/32	750	916,898
Series A, AMT, 5.00%, 07/01/28	2,210	2,282,400
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.25%, 08/01/37	10,000	12,607,000
Series A-1, 5.00%, 11/01/38	1,000	1,094,390
Series A-2, 5.00%, 08/01/38	490	592,469
Series A-E1, 5.00%, 02/01/36	3,500	4,193,000
Series C-4, 0.02%, 11/01/36(b)	1,345	1,345,000
Series E-1, 5.00%, 02/01/39	1,500	1,761,735
Series E-1, 5.00%, 02/01/41	3,000	3,399,120
Sub-Series A-1, 5.00%, 08/01/40	13,360	16,434,804
Sub-Series B-1, 5.00%, 11/01/35	200	222,828
Sub-Series B-1, 5.00%, 11/01/36	680	757,064
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,831,650
Sub-Series E-1, 5.00%, 02/01/42	650	659,757
Series C-1, Subordinate, 4.00%, 11/01/42	6,500	7,488,910
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	8,649,433

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(e)	$5,500	$2,001,010
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	3,500	4,066,160
5.00%, 11/15/40	7,690	8,898,099
5.00%, 11/15/45	8,490	9,716,635
New York Liberty Development Corp. Refunding RB, 2.75%, 11/15/41	17,000	17,025,330
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,610	2,624,512
5.00%, 11/15/44	1,500	1,508,370
5.75%, 11/15/51	1,590	1,600,240
2.45%, 09/15/69	10,000	10,392,400
2.63%, 09/15/69	10,000	10,136,100
2.80%, 09/15/69	12,500	12,763,000
Class 1, 4.00%, 09/15/35	745	757,419
Class 2, 5.00%, 09/15/43	3,585	3,650,892
Class 3, 5.00%, 03/15/44	2,240	2,284,307
Series 1, Class 1, 5.00%, 11/15/44(c)	12,570	13,778,228
Series 2, Class 2, 5.38%, 11/15/40(c)	520	586,102
New York State Dormitory Authority, RB
5.00%, 07/01/26	1,015	1,018,664
Series C, 2.15%, 03/15/31	3,000	3,003,810
New York State Dormitory Authority, Refunding RB(d)
Series A, 5.00%, 07/01/22	895	927,095
Series B, 5.00%, 08/15/27	5	6,240

		282,274,897

Education — 8.4%
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	93,963
5.00%, 10/01/48	1,040	1,142,274
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,000	1,122,370
Series A, 5.00%, 06/01/35	655	739,665
Build NYC Resource Corp. RB(c)
5.00%, 06/01/36	525	591,134
5.00%, 06/01/41	550	618,546
5.00%, 06/01/51	1,500	1,674,240
5.00%, 06/01/56	1,250	1,389,400
Build NYC Resource Corp., RB
5.00%, 02/01/33(c)	845	897,120
5.63%, 02/01/39(c)	1,285	1,385,757
4.00%, 06/15/41	195	214,642
5.75%, 02/01/49(c)	1,145	1,228,608
4.00%, 06/15/51	735	793,256
Class A, 5.00%, 12/01/41(c)	1,350	1,546,155
Class A, 5.00%, 12/01/51(c)	1,500	1,693,575
Class A, 5.00%, 12/01/55(c)	1,000	1,125,380
Series A, 4.88%, 05/01/31(c)	750	858,172
Series A, 5.13%, 05/01/38(c)	140	158,970
Series A, 5.50%, 05/01/48(c)	2,175	2,472,910
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	442,188
5.00%, 08/01/33	275	331,086
5.00%, 06/01/35	250	287,170
5.00%, 08/01/35	740	885,935
5.00%, 06/01/40	310	350,126

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
5.00%, 08/01/47	$725	$855,464
5.00%, 11/01/47	2,900	4,304,818
Series A, 5.00%, 06/01/43	325	359,652
AMT, 4.50%, 01/01/25(c)	360	385,556
AMT, 5.00%, 01/01/35(c)	100	113,018
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	144,052
5.00%, 05/01/39	225	248,414
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,114,860
5.00%, 07/01/44	2,000	2,222,560
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	1,163,887
5.00%, 07/01/48	1,435	1,738,101
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/42	1,980	2,385,781
Erie County Industrial Development Agency, Refunding RB, (SAW), 5.00%, 05/01/31	1,925	2,556,785
Geneva Development Corp., RB, 5.25%, 09/01/23(d)	160	175,365
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	638,474
5.00%, 10/01/35	265	296,556
5.00%, 07/01/47	2,165	2,601,832
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	1,360	1,473,465
Series A, 5.00%, 07/01/32	300	368,781
Series A, 5.00%, 07/01/33	350	429,698
Series A, 5.00%, 07/01/34	350	429,156
Series A, 5.00%, 07/01/35	800	979,648
Series A, 5.00%, 07/01/36	1,000	1,220,780
Series A, 5.00%, 07/01/37	500	608,960
Series A, 4.00%, 07/01/50	5,000	5,773,500
Series C, 5.05%, 07/01/28	1,000	1,216,640
New York State Dormitory Authority, RB
5.00%, 01/01/42	5,000	5,775,050
1st Series, (AMBAC), 5.50%, 07/01/40	500	731,285
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	624,834
Series A, (NPFGC), 5.15%, 07/01/24	250	271,335
Series A, 4.13%, 01/01/30	1,600	1,724,464
Series A, 5.00%, 07/01/33	1,000	1,237,060
Series A, 5.25%, 01/01/34	250	276,213
Series A, 5.50%, 01/01/39	500	553,735
Series A, 5.00%, 07/01/43	8,065	9,867,286
Series A, 5.50%, 01/01/44	2,000	2,207,740
Series A, 4.00%, 07/01/44	2,010	2,332,826
Series B, 5.00%, 07/01/42	750	776,782
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/28	500	516,160
5.00%, 07/01/29	375	421,328
5.00%, 07/01/30	300	336,822
5.00%, 07/01/42	300	308,766
5.00%, 07/01/44	1,190	1,323,197
Series A, 5.00%, 07/01/22(d)	1,000	1,035,850
Series A, 5.25%, 07/01/23(d)	5,590	6,080,690
Series A, 5.00%, 07/01/24(d)	1,000	1,127,990
Series A, 5.00%, 05/01/27	980	1,041,789
Series A, 4.00%, 07/01/33	1,000	1,204,360
Series A, 5.00%, 07/01/33	470	543,489

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 4.00%, 07/01/34	$2,000	$2,391,820
Series A, 5.00%, 07/01/36	1,850	2,235,225
Series A, 5.00%, 07/01/37	350	399,798
Series A, 5.00%, 07/01/38	1,005	1,214,462
Series A, 5.00%, 07/01/41	500	586,125
Series A, 5.00%, 07/01/42	2,000	2,392,780
Series A, 5.00%, 07/01/43	1,000	1,146,410
Series B, 5.00%, 10/01/38	10,000	12,391,500
Series C, 4.00%, 07/01/49	2,500	2,865,450
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	152,881
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	371,884
Series A, 5.00%, 07/01/42	220	226,904
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	517,300
St. Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,736,910
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/28	2,690	3,155,370
5.00%, 08/01/32	1,000	1,167,390
4.00%, 08/01/35	1,110	1,228,504
4.00%, 09/01/40	160	186,035
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	500	560,830
Series A, 5.00%, 07/01/37	885	989,023
Yonkers Economic Development Corp., RB
Series A, 4.00%, 10/15/29	200	223,354
Series A, 5.00%, 10/15/39	580	681,668
Series A, 5.00%, 10/15/49	460	531,475
Series A, 5.00%, 10/15/54	300	345,519

		133,866,113

Health — 3.1%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	1,159,580
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(d)	1,100	1,241,856
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	10,050	11,045,151
Dutchess County Local Development Corp., Refunding RB, Series A, 5.00%, 07/01/24(d)	750	846,720
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	572,995
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	798,316
4.00%, 12/01/41	100	110,754
5.00%, 12/01/46	4,960	5,792,536
Series A, 5.00%, 12/01/37	370	389,862
New York State Dormitory Authority, RB(c)
5.00%, 12/01/40	1,300	1,478,594
5.00%, 12/01/45	1,700	1,896,418
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(c)	100	121,411
5.00%, 07/01/32	365	453,830
5.00%, 07/01/34	320	394,922
5.00%, 07/01/35	350	430,983
5.00%, 07/01/36	275	337,472
4.00%, 07/01/38	110	125,296

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
4.00%, 07/01/39	$140	$158,999
4.00%, 07/01/40	325	367,952
5.00%, 07/01/41	450	546,174
4.00%, 07/01/45	810	906,285
Series A, 5.00%, 05/01/32	1,270	1,460,106
Series A, 5.00%, 05/01/43	1,570	1,788,104
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,985,158
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	385	430,526
Tompkins County Development Corp., Refunding RB
4.25%, 07/01/44	1,595	1,599,131
5.00%, 07/01/44	1,145	1,239,611
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(d)	5,135	5,153,640
Series B, Senior Lien, 6.00%, 11/01/30	110	110,473
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23	170	174,140
5.00%, 01/01/28	1,805	1,898,318
5.00%, 01/01/34	1,375	1,444,479
5.00%, 11/01/34	500	579,725
Yonkers Industrial Development Corp., RB, Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,643,838

		48,683,355

Housing — 7.3%
New York City Housing Development Corp., RB, M/F Housing
4.15%, 11/01/46	2,805	2,993,833
1.75%, 05/01/59(b)	11,000	11,026,510
Series B-1, 5.25%, 07/01/30	500	541,705
Series B-1, 5.25%, 07/01/32	2,755	2,958,429
Series B-1, 5.00%, 07/01/33	650	695,006
Series C-2A, 2.35%, 07/01/22	7,500	7,505,475
Series K, 3.85%, 11/01/38	4,000	4,310,440
Series K, 4.00%, 11/01/48	4,000	4,248,920
Series L, 2.75%, 05/01/50(b)	6,500	6,677,515
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1B, 2.10%, 11/01/58(b)	3,655	3,674,152
Series D, 4.10%, 11/01/38	2,500	2,866,500
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA), 2.35%, 05/01/22	5,000	5,004,500
Series C, (SONYMA GNMA/FNMA/FHLMC), 2.75%, 11/01/31	1,000	1,030,730
Series D, (SONYMA), 2.05%, 05/01/23	5,250	5,253,990
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,520,025
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	165	175,219
Series I, (SONYMA/FNMA), 1.75%, 05/01/24	3,000	3,011,760
Series P, 1.60%, 11/01/24	20,000	20,031,800
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	646,380
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	877,179
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA FANNIE MAE), 3.85%, 11/01/39	4,425	4,802,674
State of New York Mortgage Agency, RB AMT, 1.30%, 04/01/27	1,350	1,342,305

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, RB (continued)
AMT, 1.40%, 10/01/27	$5,460	$5,418,504
AMT, 1.50%, 04/01/28	5,475	5,424,685
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,107,650
State of New York Mortgage Agency, Refunding RB
218th Series, AMT, 3.25%, 04/01/30	1,380	1,475,579
Series 209, AMT, 3.35%, 04/01/29	4,385	4,717,295
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.10%, 10/01/38	410	453,923
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	585	586,702
Yonkers Industrial Development Corp., RB, Series A, AMT, (SONYMA), 4.80%, 10/01/26	415	416,274

		115,795,659

State — 7.7%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S, Subordinate, (SAW), 5.00%, 07/15/40	4,000	4,613,640
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,771,865
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	5,688,936
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,607,696
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,712,309
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	6,218,150
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
(SAW), 4.00%, 07/15/37	855	1,025,504
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	8,630,230
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	9,165	11,506,016
New York State Dormitory Authority, RB
Series A, 5.00%, 02/15/36	9,000	10,772,640
Series A, 5.00%, 02/15/38	5,000	5,972,300
Series A, 5.00%, 03/15/39	1,630	2,012,317
Series A, 5.00%, 03/15/40	2,500	3,007,600
Series A, 5.00%, 03/15/43	4,995	5,999,145
Series G, 5.00%, 08/15/32	1,975	1,982,051
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39.	7,250	9,125,647
Series E, 5.00%, 03/15/40	5,645	7,044,452
Series E, 5.00%, 03/15/41	3,615	4,501,651
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	267,048
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/38	5,000	6,046,550
Series B, 2.77%, 03/15/31	7,500	7,873,800
Series C-3, 5.00%, 03/15/39	5,000	6,087,300
State of New York, Refunding GO, Series B, 1.74%, 03/15/29	5,000	5,048,650

		122,515,497

Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	854,238
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,628,543
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	2,200	2,233,748
Series A, 5.00%, 06/01/42	3,775	3,812,523

Security	Par (000)	Value

Tobacco (continued)
New York Counties Tobacco Trust IV, Refunding RB (continued)
Series A, 5.00%, 06/01/45	$895	$903,843
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	6,869,747
Series A-2-B, 5.00%, 06/01/51	3,955	4,177,508
Series B, 5.00%, 06/01/28	90	107,319
Series B, 5.00%, 06/01/29	105	125,052
Series C, 4.00%, 06/01/51	4,055	4,111,000
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,509,673
5.25%, 05/15/40	1,250	1,362,813
TSASC Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	942,617
Series A, 5.00%, 06/01/33	3,000	3,616,440
Series A, 5.00%, 06/01/36	5,835	6,961,622
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	5,420	5,943,951
Sub-Series C, 5.13%, 06/01/51	2,375	2,689,545

		51,850,182

Transportation — 19.7%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	134,447
Series B, AMT, 4.00%, 12/15/34	235	264,180
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/35	2,500	3,017,525
Series A, 5.00%, 02/15/36	2,000	2,414,220
Series A, 5.00%, 02/15/39	2,500	2,965,800
Series A, 5.00%, 02/15/42	27,495	32,385,536
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(d)	1,000	1,005,520
Series A, 5.00%, 11/15/35	2,500	3,039,475
Series A, 5.00%, 11/15/42	5,000	6,005,450
Series A-1, 5.25%, 11/15/23(d)	1,040	1,150,282
Series B, 5.25%, 11/15/33	500	556,760
Series B, 5.25%, 11/15/38	1,855	2,055,692
Series B, 5.25%, 11/15/39	5,795	6,417,035
Series B, 5.25%, 11/15/44	2,125	2,345,320
Series E, 5.00%, 11/15/38	2,350	2,538,893
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,862,699
Sub-Series B-1, 5.00%, 11/15/21(d)	460	462,539
Sub-Series B-4, 5.00%, 11/15/21(d)	300	301,656
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,749,970
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 0.83%, 11/01/32(b)	675	674,175
Series A, 5.25%, 11/15/35	5,000	6,062,550
Series A, (AGM), 5.00%, 11/15/44	12,500	15,330,625
Series B, 5.00%, 11/15/35	1,750	2,067,432
Series B, 5.00%, 11/15/37	1,500	1,759,680
Series B-1, 5.00%, 11/15/36	13,500	16,083,765
Series C-1, 4.75%, 11/15/45	2,500	2,952,125
Series D, 5.25%, 11/15/23(d)	670	741,047
Series D, 5.00%, 11/15/35	2,500	3,010,450
Series F, 5.00%, 11/15/30	1,500	1,575,450
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,543,072
New York State Bridge Authority, RB Series A, 4.00%, 01/01/38	200	239,100

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Bridge Authority, RB (continued)
Series A, 4.00%, 01/01/39	$275	$328,757
Series A, 4.00%, 01/01/40	350	416,724
Series A, 4.00%, 01/01/41	165	196,111
Series A, 4.00%, 01/01/46	735	862,802
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	1,000	1,023,370
New York State Thruway Authority RB, 4.00%, 01/01/46(a)	5,000	5,802,950
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	7,440	8,626,085
Series A, Junior Lien, 5.25%, 01/01/56	10,000	11,570,000
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(d)	940	950,989
Series J, 5.00%, 01/01/41	5,750	6,309,647
Series K, 5.00%, 01/01/29	5,000	5,736,650
Series K, 5.00%, 01/01/31	2,500	2,863,450
Series K, 5.00%, 01/01/32	1,500	1,716,540
Series L, 5.00%, 01/01/33	2,065	2,563,491
Series L, 5.00%, 01/01/34	910	1,121,156
Series L, 5.00%, 01/01/35	1,050	1,293,831
Series M, 2.90%, 01/01/35	4,000	4,203,120
Series B, Subordinate, 4.00%, 01/01/38	4,560	5,322,660
Series B, Subordinate, 4.00%, 01/01/39	1,165	1,359,357
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,646,613
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,712,565
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/31	7,100	7,761,294
Series A, AMT, 5.00%, 07/01/34	250	279,478
Series A, AMT, 5.00%, 07/01/41	750	833,707
Series A, AMT, 5.00%, 07/01/46	1,500	1,664,670
Series A, AMT, 5.25%, 01/01/50	17,140	19,120,527
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/33	1,000	1,209,500
AMT, 5.00%, 10/01/35	1,125	1,399,320
AMT, 5.00%, 10/01/40	3,040	3,722,115
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/34	3,790	4,776,272
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,788,402
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	494,228
AMT, 5.00%, 04/01/33	375	460,819
AMT, 5.00%, 04/01/34	225	275,540
AMT, 5.00%, 04/01/35	200	244,290
AMT, 5.00%, 04/01/36	210	255,767
AMT, 5.00%, 04/01/37	250	303,655
AMT, 5.00%, 04/01/38	250	303,102
AMT, 5.00%, 04/01/39	175	211,738
Port Authority of New York & New Jersey, ARB, 218th Series, AMT, 4.00%, 11/01/41	8,090	9,307,707
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	164,174
178th Series, AMT, 5.00%, 12/01/32	2,270	2,488,351
178th Series, AMT, 5.00%, 12/01/43	285	310,211

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
193rd Series, AMT, 5.00%, 10/15/34	$3,445	$4,005,846
195th Series, AMT, 5.00%, 04/01/36	4,680	5,577,437
202nd Series, AMT, 5.00%, 04/15/37	5,000	6,002,400
206th Series, AMT, 5.00%, 11/15/37	1,525	1,839,577
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,000	1,003,370
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,119,010
Series 197, AMT, 5.00%, 11/15/41	1,250	1,476,712
Triborough Bridge & Tunnel Authority, RB
5.00%, 05/15/41	2,000	2,585,280
Series A, 5.00%, 11/15/51	2,500	3,156,875
Series B-3, 5.00%, 11/15/33	500	587,590
Series C- 2, 4.00%, 05/15/46	5,000	5,851,400
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 01/01/22(d)	500	505,860
Series A, 5.00%, 11/15/50	1,000	1,140,990
Series B, 5.00%, 11/15/37	10,070	12,210,983
Series C, 5.00%, 11/15/37	6,000	7,499,640

		314,277,175

Utilities — 9.9%
Long Island Power Authority, RB
5.00%, 09/01/36	1,080	1,317,503
5.00%, 09/01/37	2,000	2,472,760
5.00%, 09/01/38	4,200	5,186,748
5.00%, 09/01/39	8,000	9,855,600
Series C, (AGC), 5.25%, 09/01/29	3,500	4,504,395
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/41	2,100	2,492,826
Series B, 5.00%, 09/01/46	2,075	2,443,852
Series B, 1.50%, 09/01/51(b)	5,000	5,163,100
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/40	5,000	5,888,450
4.00%, 06/15/45	7,500	8,841,300
4.00%, 06/15/51	2,450	2,827,888
Series AA, 4.00%, 06/15/43	5,000	5,856,250
Series BB, 5.00%, 06/15/47	2,000	2,104,920
Series BB-2, 0.02%, 06/15/49(b)	15,000	15,000,000
Series DD, 5.25%, 06/15/47	2,455	2,969,150
Series DD-2, 5.00%, 06/15/40	4,850	5,949,883
Series EE, 5.00%, 06/15/37	2,735	3,325,295
Series EE, 5.25%, 06/15/37	1,075	1,331,850
Series EE, 5.00%, 06/15/40	8,355	10,210,478
Series FF, 5.00%, 06/15/40	11,500	14,234,585
Series HH, 5.00%, 06/15/39	1,000	1,154,940
Series CC-3, Subordinate, 5.00%, 06/15/32	5,000	6,708,900
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	2,500	2,918,675
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(d)	600	603,264
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 06/15/32	5,000	5,399,200
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	5,815	6,131,336
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/37	5,000	5,898,500

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued)
Series TE, Restructured, 5.00%, 12/15/32	$1,000	$1,100,880
Series TE, Restructured, 5.00%, 12/15/41	15,000	16,492,050

		158,384,578

Total Municipal Bonds in New York		1,277,992,961

Puerto Rico — 8.3%

State — 5.1%
Commonwealth of Puerto Rico, GO(f)(g)
5.25%, 07/01/17	205	196,593
5.25%, 07/01/26	150	145,313
5.13%, 07/01/31	1,560	1,511,250
5.38%, 07/01/33	475	460,156
Series A, 5.25%, 07/01/22	440	426,250
Series A, 6.00%, 07/01/38	1,885	1,846,122
Commonwealth of Puerto Rico, Refunding GO(f)(g)
5.50%, 07/01/32	545	527,969
6.00%, 07/01/34	445	435,822
6.00%, 07/01/39	970	949,994
Series A, 5.50%, 07/01/18	330	316,466
Series A, 8.00%, 07/01/35	13,150	11,281,832
Series A, 5.50%, 07/01/39	4,190	3,854,800
Series A, 5.00%, 07/01/41	6,765	5,936,287
Series A, 5.75%, 07/01/41	520	483,361
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	260	278,525
Series M-2, (GTD), 10.00%, 07/01/34	490	556,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	16,715	19,083,348
Series A-1, Restructured, 5.00%, 07/01/58	7,337	8,419,721
Series A-2, Restructured, 4.33%, 07/01/40	10,560	11,712,884
Series A-2, Restructured, 4.54%, 07/01/53	49	55,325
Series A-2, Restructured, 4.78%, 07/01/58	7,067	8,021,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	490	436,517
Series A-1, Restructured, 0.00%, 07/01/31	582	472,869
Series A-1, Restructured, 0.00%, 07/01/33	841	631,768
Series A-1, Restructured, 0.00%, 07/01/46	4,317	1,417,875
Series A-1, Restructured, 0.00%, 07/01/51	4,193	995,334
Series B-1, Restructured, 0.00%, 07/01/46	2,677	879,769

		81,334,052

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	227,650

Utilities — 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	355	367,677
Series A, Senior Lien, 5.13%, 07/01/37	100	103,662
Puerto Rico Electric Power Authority, 3rd Series, 0.00%, 01/01/22(b)(f)(g)	278	257,556
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	1,860	1,820,650
Series A, 7.00%, 07/01/33(f)(g)	1,025	1,032,687
Series A, 6.75%, 07/01/36(f)(g)	3,560	3,586,700
Series A, 5.00%, 07/01/42(f)(g)	3,150	3,083,359

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 7.00%, 07/01/43(f)(g)	$410	$413,075
Series A-3, 10.00%, 07/01/19(f)(g)	999	1,049,005
Series B-3, 10.00%, 07/01/19(f)(g)	999	1,049,005
Series C-1, 5.40%, 01/01/18(f)(g)	2,745	2,547,535
Series C-2, 5.40%, 07/01/18(f)(g)	2,745	2,547,947
Series C-4, 5.40%, 07/01/20(f)(g)	277	257,556
Series CCC, 5.25%, 07/01/26(f)(g)	770	753,710
Series CCC, 5.25%, 07/01/28(f)(g)	440	430,691
Series D-4, 7.50%, 07/01/20	762	767,715
Series TT, 5.00%, 07/01/25(f)(g)	210	205,557
Series TT, 5.00%, 07/01/26(f)(g)	565	553,047
Series WW, 5.50%, 07/01/17(f)(g)	610	597,095
Series WW, 5.50%, 07/01/18(f)(g)	535	523,682
Series WW, 5.50%, 07/01/19(f)(g)	435	425,797
Series WW, 5.38%, 07/01/24(f)(g)	385	376,855
Series WW, 5.25%, 07/01/33(f)(g)	420	411,114
Series WW, 5.50%, 07/01/38(f)(g)	520	508,999
Series XX, 5.25%, 07/01/27(f)(g)	285	278,971
Series XX, 5.25%, 07/01/35(f)(g)	185	181,086
Series XX, 5.75%, 07/01/36(f)(g)	260	254,499
Series XX, 5.25%, 07/01/40(f)(g)	5,345	5,231,921
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	990	969,056
Series AAA, 5.25%, 07/01/23(f)(g)	2,670	2,613,513
Series AAA, 5.25%, 07/01/28(f)(g)	5,655	5,535,363
Series AAA, 5.25%, 07/01/29(f)(g)	235	230,028
Series BBB, 5.40%, 07/01/28(f)(g)	1,240	1,194,941
Series UU, 1.30%, 07/01/17(b)(f)(g)	185	164,567
Series UU, 1.00%, 07/01/18(b)(f)(g)	165	146,776
Series UU, 1.00%, 07/01/20(b)(f)(g)	1,475	1,312,086
Series UU, 0.79%, 07/01/31(b)(f)(g)	1,755	1,561,160
Series ZZ, 5.00%, 07/01/17(f)(g)	430	420,903
Series ZZ, 5.25%, 07/01/19(f)(g)	1,370	1,341,016
Series ZZ, 5.00%, 07/01/20	2,220	2,173,034
Series ZZ, 5.25%, 07/01/24(f)(g)	875	856,489
Series ZZ, 5.00%, 07/01/28(f)(g)	435	425,797
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,860	1,792,411

		50,354,293

Total Municipal Bonds in Puerto Rico		131,915,995

Total Municipal Bonds — 89.6% (Cost: $1,310,411,394)		1,426,307,498

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 13.6%

County/City/Special District/School District — 3.4%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	991	1,099,657
Sub-Series F-1, 5.00%, 04/01/39	10,000	12,184,299
Sub-Series I-1, 5.00%, 03/01/36	1,750	1,937,775
Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	1,010	1,240,361
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(i)	956	960,133
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 08/01/45	9,000	10,505,070
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,584,160
Sub-Series B-1, 4.00%, 11/01/45	10,000	11,450,700

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series D-1, 5.00%, 11/01/38	$2,475	$2,484,009
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,163,318
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,123,569

		53,733,051

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	640	698,234

State — 4.6%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	5,000	6,253,950
Series A, 5.00%, 02/15/34	10,000	11,994,798
Series A, 5.00%, 03/15/39	15,393	18,595,465
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,393,322
Series C, 5.00%, 03/15/39	9,000	11,105,640
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/47	1,497	1,681,691
Series A-1, 5.00%, 03/15/32	1,499	1,599,912
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37	8,740	9,772,543
Series A, 5.00%, 03/15/45	6,004	6,939,492
Sales Tax Asset Receivable Corp., Refunding RB(d)
Series A, 4.00%, 10/15/24	1,440	1,600,459
Series A, 5.00%, 10/15/24	1,245	1,421,255

		73,358,527

Transportation — 3.4%
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51	10,000	11,783,996
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,125	7,195,122
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	1,050	1,071,714
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(i)	1,156	1,315,035
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	479	538,165
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,086,314
194th Series, 5.25%, 10/15/55	2,310	2,680,870
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	2,250	2,257,965
Consolidated, Series 211, 5.00%, 09/01/48	960	1,174,905
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(i)	1,606	1,853,080
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	11,756,900
Series A, 5.00%, 11/15/46	500	587,865
Series B, 5.00%, 11/15/38	9,000	10,913,940

		54,215,871

Security	Par (000)	Value

Utilities — 2.2%
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/38(i)	$7,504	$9,181,796
Series BB, 5.00%, 06/15/44	5,251	5,302,080
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	872	1,003,474
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/41	7,800	9,661,314
Series A, 5.00%, 12/15/34	5,000	6,003,550
Series A, Restructured, 5.00%, 12/15/35	1,000	1,200,220
Series B, 4.00%, 12/15/35	1,580	1,821,424

		34,173,858

Total Municipal Bonds in New York		216,179,541

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.6% (Cost: $200,708,953)		216,179,541

Total Long-Term Investments — 104.2% (Cost: $1,527,529,793)		1,659,388,586

	Shares

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(j)(k)	32,520,814	32,520,814

Total Short-Term Securities — 2.1% (Cost: $32,518,628)		32,520,814

Total Investments — 106.3% (Cost: $1,560,048,421)		1,691,909,400

Other Assets Less Liabilities — 0.6%		9,260,341

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(109,322,427)

Net Assets — 100.0%		$1,591,847,314

(a)	When-issued security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to February 15, 2047, is $8,273,103.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$32,939,572	$—	$(418,758	)(a)	$257	$(257)	$32,520,814	32,520,814	$471	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,167	12/21/21	$ 153,716	$1,417,500
U.S. Long Bond	519	12/21/21	82,781	1,502,043
5-Year U.S. Treasury Note	426	12/31/21	52,311	218,669

				$3,138,212

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$16,901,547	$—	$16,901,547
Municipal Bonds	—	1,426,307,498	—	1,426,307,498
Municipal Bonds Transferred to Tender Option Bond Trusts	—	216,179,541	—	216,179,541

S C H E D U L E OF I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$32,520,814	$—	$—	$32,520,814

	$32,520,814	$1,659,388,586	$—	$1,691,909,400

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,138,212	$—	$—	$3,138,212

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $109,310,048 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

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